STATE STREET RESEARCH
                                INVESTMENT TRUST

SEMIANNUAL REPORT
June 30, 1997

WHAT'S INSIDE

Investment Update
The Trust, economy
and markets

Fund Information
Facts and figures

Plus, Complete Portfolio Holdings
and Financial Statements

[DALBAR Logo]


For Excellence
in
Shareholder Service

                                                     STATE STREET RESEARCH FUNDS

STATE STREET RESEARCH INVESTMENT TRUST
--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT

The Economy
[bullet] The U.S. economy was driven by strong growth with low inflation over the six months ended June 30, 1997. Consumer spending and confidence were on the rise, and wages began to accelerate slightly over the period.
[bullet] A strong dollar helped restrain inflation. The Federal Reserve Board found no need to raise short-term rates during the second quarter, thus stimulating the bond market. The Federal Reserve continues to focus on the strength in consumer demand and wage pressures in the labor market.
[bullet] Capital spending, particularly for computers and related equipment, continues to be steady and producers' durable equipment remains strong. Production is expected to jump in the auto sector, where inventories have been lean.

The Markets
[bullet] The first six months of 1997 offered positive overall performance for both stocks and bonds. Without inflation pressure bond prices appreciated. The resulting rally drove down the yield of the benchmark 30-year Treasury bond below 7%.
[bullet] A short-term correction took a substantial bite out of the Dow Jones
         Industrial Average, which had topped 7000 in February and continued to slip until mid-March. However, by June 30, 1997, the Index had closed at 7672.79, representing a +38.54% gain over the previous 12 months.(1)
[bullet] The quarter ended June 30, 1997 was one of the best in history. For the second time in nearly 50 years, the S&P 500 had doubled in less than three years. Stock market gains were pronounced in two major areas: large company stocks and growth stocks.

THE TRUST

A Look Back
[bullet] For the six months ended June 30, 1997, Class A shares of the Trust gained +19.21%, with dividends and capital gains distributions reinvested.(2) This compares favorably with the +15.52% average return of 626 Growth and Income Fund classes tracked by Lipper Analytical Services, Inc. Neither performance figure reflects sales charges.
[bullet] Strong performance in the technology sector compelled us to take profits and trim our positions. As of June 30, 1997, approximately 14% of portfolio assets were allocated to this sector, down from 19% at the end of 1996.
[bullet] Core drug companies including Bristol-Myers and Eli Lilly had a strong showing over six months, based on very strong fundamentals.
[bullet] Energy stocks were mixed. Oil prices weakened in the early part of 1997. Oil service stocks did very well due to strong offshore demand for equipment and services.
[bullet] Financial services stocks were generally strong, led by solid performance from diversified financial companies that benefited from robust asset growth.

Current Strategy
[bullet] The Trust continues to have at the core of the portfolio very high-quality, world companies that dominate their businesses.
[bullet] We are preparing for corporate profits to slow somewhat by cutting back on cyclical stocks and focusing on growth stocks. Furthermore, we have begun to raise the portfolio's cash position slightly. This may help with portfolio volatility, as will our emphasis on high-quality companies with strong fundamentals.


June 30, 1997

(1)The Standard & Poor's 500 Composite Index (S&P 500) includes 500 widely traded common stocks and is a commonly used measure of U.S. stock market performance. The Dow Jones Industrial Average includes 30 widely traded common stocks and is a commonly used measure of stock performance. The indices are unmanaged and do not take transaction charges into consideration. Direct investment in the indices is not possible; results are for illustrative purposes only.

(2)18.66% for Class B shares; +19.27% for Class C shares; 18.72% for Class D shares.

(3)All returns represent past performance, which is no guarantee of future results. The investment return and principal value of an investment made in the Trust will fluctuate and shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvestment of capital gain distributions and income dividends. Performance for a class includes periods prior to the adoption of class designations in 1993, which resulted in new or increased 12b-1 fees of up to 1% per class thereafter and which will reduce subsequent performance. During the periods prior to 1990 that shares of the Trust were not offered to the general public, the Trust was not subject to the cash inflows and higher redemptions and expenses that have occurred during the Trust's current, continuous public offering. "C" shares, offered without a sales charge, are available only to certain employee benefit plans and large institutions.

(4)Performance reflects up to maximum 4.5% "A" share front-end sales charge or 5% "B" share or 1% "D" share contingent deferred sales charges, where applicable.

(5)Cumulative total returns are not annualized and do not reflect sales charges which, if reflected, would reduce performance.

Please note that the discussion throughout this shareholder report is dated as indicated and because of possible changes in viewpoint, data, and transactions, should not be relied upon as being current thereafter.


--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended June 30, 1997)
--------------------------------------------------------------------------------

SEC Average Annual Compound Rates of Return
(at maximum applicable sales charge)(3,4)

            10 Years     5 Years     1 Year
            ----------   ---------   -------
Class A     12.14%       16.13%      24.73%
--------    ------       ------      ------
Class B     12.32%       16.28%      24.59%
--------    ------       ------      ------
Class C     12.80%       17.50%      30.90%
--------    ------       ------      ------
Class D     12.32%       16.50%      28.50%

Cumulative Total Returns
(do not reflect sales charge)(3,5)

            10 Years     5 Years     1 Year
            ----------   ---------   -------
Class A     229.44%      121.16%     30.60%
--------    -------      -------     ------
Class B     219.58%      114.54%     29.59%
--------    -------      -------     ------
Class C     233.57%      123.93%     30.90%
--------    -------      -------     ------
Class D     219.67%      114.60%     29.50%

Top 10 Stock Positions
(by percentage of net assets)

[bulleted 1]
       Du Pont Chemical Company                                           3.2%

[bulleted 2]
       BankAmerica California-based national bank                         2.9%

[bulleted 3]
       General Electric Electrical equipment leader                       2.8%

[bulleted 4]
       Shell Transport & Trading Leading global oil firm                  2.7%

[bulleted 5]
       Schlumberger Leading oil service equipment provider                2.5%

[bulleted 6]
       Coca-Cola Food/Beverage                                            2.5%

[bulleted 7]
       Rohm & Haas Chemical                                               2.1%

[bulleted 8]
       Ace Ltd. Insurance                                                 2.0%

[bulleted 9]
       NationsBank Bank                                                   1.9%

[bulleted 10]
       Philip Morris Tobacco company                                      1.9%

These securities represent an aggregate of 24.5% of the portfolio. Because of active management, there is no guarantee that the Trust currently invests, or will continue to invest, in the securities or industries listed.

Top 5 Industries
(by percentage of net assets)

       Bank                                                               9.7%

       Oil                                                                8.6%

       Insurance                                                          6.8%

       Chemical                                                           6.6%

       Retail Trade                                                       6.6%

       Total: 38.3%


[GRAPHIC OMITTED]

STATE STREET RESEARCH INVESTMENT TRUST
--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
June 30, 1997 (Unaudited)

                                                          Value
                                              Shares     (Note 1)
                                           ---------   --------------
COMMON STOCKS 95.6%
Basic Industries 16.2%
Chemical 6.6%
Dow Chemical Co.   .....................      93,100     $  8,111,338
E.I. Du Pont De Nemours & Co.  .........     864,000       54,324,000
Monsanto Co.    ........................     290,800       12,522,575
Rohm & Haas Co.    .....................     398,600       35,898,912
                                                        -------------
                                                          110,856,825
                                                        -------------
Electrical Equipment 2.8%
General Electric Co.  ..................     717,600       46,913,100
                                                        -------------
Forest Product 2.1%
Jams River Corp.   .....................     482,800       17,863,600
Weyerhaeuser Co.   .....................     344,900       17,934,800
                                                        -------------
                                                           35,798,400
                                                        -------------
Machinery 1.6%
Tyco International Ltd.  ...............     378,800       26,350,275
                                                        -------------
Metal & Mining 2.3%
Aluminum Co. of America  ...............     215,900       16,273,462
Reynolds Metals Co.   ..................     306,900       21,866,625
                                                        -------------
                                                           38,140,087
                                                        -------------
Railroad 0.8%
Canadian National Railway Co.  .........     322,900       14,126,875
                                                        -------------
Total Basic Industries    ...........................     272,185,562
                                                        -------------
Consumer Cyclical 11.8%
Automotive 1.0%
General Motors Corp.  ..................     294,300       16,388,831
                                                        -------------
Hotel & Restaurant 1.0%
HFS Inc.*    ...........................      79,100        4,587,800
Mirage Resorts Inc.*  ..................     503,900       12,723,475
                                                        -------------
                                                           17,311,275
                                                        -------------
Recreation 3.2%
Time Warner Inc.   .....................     522,600       25,215,450
US West Inc.*   ........................     669,000       13,547,250
Walt Disney Co.    .....................     199,932       16,044,543
                                                        -------------
                                                           54,807,243
                                                        -------------
Retail Trade 6.6%
Circuit City Stores Inc.    ............     349,900       12,443,319
CVS Corp.    ...........................     437,700       22,432,125
Kroger Co.*  ...........................     876,000       25,404,000
Rite Aid Corp.  ........................     451,500       22,518,563
Toys "R" Us Inc.*  .....................     784,600       27,461,000
                                                        -------------
                                                          110,259,007
                                                        -------------
Total Consumer Cyclical   ...........................     198,766,356
                                                        -------------


                                                           Value
                                             Shares       (Note 1)
                                           ---------   --------------
Consumer Staple 23.6%
Business Service 1.7%
HBO & Co.    ...........................     102,100     $  7,032,137
Interpublic Group of Companies, Inc.         285,900       17,529,244
USA Waste Services Inc.*    ............      91,400        3,530,325
                                                        -------------
                                                           28,091,706
                                                        -------------
Drug 6.2%
American Home Products Corp.   .........     201,000       15,376,500
Bristol-Myers Squibb Co.    ............     335,600       27,183,600
Eli Lilly & Co.    .....................     250,556       27,388,903
Novartis AG ADR*   .....................     255,797       20,519,715
Pfizer Inc.  ...........................     120,900       14,447,550
                                                        -------------
                                                          104,916,268
                                                        -------------
Food & Beverage 4.0%
Coca-Cola Co.   ........................     610,400       41,202,000
H.J. Heinz Co.  ........................     555,600       25,627,050
                                                        -------------
                                                           66,829,050
                                                        -------------
Hospital Supply 6.2%
Aetna Inc.   ...........................     119,800       12,264,525
Baxter International Inc.   ............     585,200       30,576,700
Boston Scientific Corp.*    ............     358,300       22,013,056
Columbia/HCA Healthcare Corp.  .........     657,650       25,853,866
Guidant Corp.   ........................      90,100        7,658,500
Pacificare Health Systems, Inc. Cl. B*       106,500        6,802,688
                                                        -------------
                                                          105,169,335
                                                        -------------
Personal Care 3.6%
Avon Products Inc.    ..................     292,700       20,653,644
Gillette Co.    ........................     214,100       20,285,975
Procter & Gamble Co.  ..................     137,500       19,421,875
                                                        -------------
                                                           60,361,494
                                                        -------------
Tobacco 1.9%
Philip Morris Companies, Inc.  .........     707,400       31,390,875
                                                        -------------
Total Consumer Staple    ...............                  396,758,728
                                                        -------------
Energy 11.9%
Oil 8.6%
ENI SPA ADR  ...........................     170,800        9,650,200
Exxon Corp.  ...........................     264,700       16,279,050
Oryx Energy Co.    .....................     605,200       12,784,850
Seagull Energy Corp.*    ...............     448,200        7,843,500
Shell Transport & Trading PLC  .........     359,900       45,257,425
Total SA Cl. B ADR    ..................     557,608       28,228,905
Unocal Corp.    ........................     638,200       24,770,137
                                                        -------------
                                                          144,814,067
                                                        -------------

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH INVESTMENT TRUST
--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (cont'd)
--------------------------------------------------------------------------------

                                                              Value
                                                Shares       (Note 1)
                                             ---------   ---------------
Oil Service 3.3%
Ensco International Inc.*  ...............     254,300     $   13,414,325
Schlumberger Ltd.    .....................     330,012         41,251,500
                                                          ---------------
                                                               54,665,825
                                                          ---------------
Total Energy    .......................................       199,479,892
                                                          ---------------
Finance 16.5%
Bank 9.7%
BankAmerica Corp.    .....................     752,000         48,551,000
Chase Manhattan Corp.   ..................     286,900         27,847,231
Citicorp    ..............................     166,800         20,109,825
H.F. Ahmanson & Co.  .....................     501,700         21,573,100
NationsBank Corp.    .....................     493,200         31,811,400
Washington Mutual Inc.*    ...............     206,000         12,308,500
                                                          ---------------
                                                              162,201,056
                                                          ---------------
Insurance 6.8%
Ace Ltd.    ..............................     451,100         33,325,012
American General Corp.  ..................     423,642         20,228,906
General Re Corp.  ........................     102,800         18,709,600
Saint Paul Companies, Inc.    ............     212,200         16,180,250
Travelers Group Inc.    ..................     416,000         26,234,000
                                                          ---------------
                                                              114,677,768
                                                          ---------------
Total Finance   .......................................       276,878,824
                                                          ---------------
Science & Technology 14.2%
Aerospace 2.7%
Boeing Co.  ..............................     387,400         20,556,412
Raytheon Co.   ...........................     159,700          8,144,700
United Technologies Corp.  ...............     201,500         16,724,500
                                                          ---------------
                                                               45,425,612
                                                          ---------------
Computer Software & Service 1.2%
Cisco Systems Inc.*  .....................     215,900         14,492,288
Microsoft Corp.*  ........................      43,200          5,459,400
                                                          ---------------
                                                               19,951,688
                                                          ---------------
Electronic Components 2.3%
Intel Corp.    ...........................     140,700         19,953,019
LSI Logic Corp.*  ........................     216,300          6,921,600
Texas Instruments Inc.  ..................     134,800         11,331,625
                                                          ---------------
                                                               38,206,244
                                                          ---------------
Electronic Equipment 4.3%
L.M. Ericsson Telephone Co.
  ADR Cl. B*   ...........................     228,140          8,983,012
Lucent Technologies Inc.   ...............     117,400          8,460,138
Motorola Inc.  ...........................     396,900         30,164,400
Perkin-Elmer Corp.   .....................     106,000          8,433,625
Teradyne Inc.*    ........................     438,600         17,215,050
                                                          ---------------
                                                               73,256,225
                                                          ---------------


                                                               Value
                                                Shares        (Note 1)
                                             ---------    ---------------
Office Equipment 3.7%
Compaq Computer Corp.*  ..................     231,600     $   22,986,300
Diebold Inc.   ...........................     142,000          5,538,000
Hewlett-Packard Co.  .....................     327,800         18,356,800
International Business Machines Corp.   .      163,600         14,754,675
                                                          ---------------
                                                               61,635,775
                                                          ---------------
Total Science & Technology    ........................        238,475,544
                                                          ---------------
Utility 1.4%
Electric 0.9%
FPL Group, Inc.   ........................     321,100         14,790,669
                                                          ---------------
Telephone 0.5%
WorldCom Inc.*    ........................     266,300          8,521,600
                                                          ---------------
Total Utility  .......................................         23,312,269
                                                          ---------------
Total Common Stocks (Cost $1,050,371,768) ............      1,605,857,175
                                                          ---------------

                                 Principal     Maturity
                                   Amount        Date
                                ------------- -----------
SHORT-TERM OBLIGATIONS 4.6%
American Express Credit
  Corp., 5.50%  ............... $15,118,000   7/03/1997          15,118,000
Beneficial Corp., 5.53%  ......  26,869,000   7/07/1997          26,869,000
Chevron Oil Finance Co.,
  5.50%   .....................   5,676,000   7/03/1997           5,676,000
Ford Motor Credit Co.,
  5.50%   .....................   4,536,000   7/01/1997           4,536,000
Household Finance Corp.,
  5.46%   .....................  18,611,000   7/01/1997          18,611,000
Household Finance Corp.,
  5.57%   .....................   6,467,000   7/11/1997           6,467,000
                                                             --------------
Total Short-Term Obligations (Cost $77,277,000).........         77,277,000
                                                             --------------
Total Investments (Cost $1,127,648,768)--100.2%.........      1,683,134,175
Cash and Other Assets, Less Liabilities--(0.2)%   ......         (2,924,615)
                                                             --------------
Net Assets--100.0%  ....................................     $1,680,209,560
                                                             ==============
Federal Income Tax Information:
At June 30, 1997, the net unrealized appreciation of
  investments based on cost for Federal income tax
  purposes of $1,124,720,489 was as follows:
Aggregate gross unrealized appreciation for all
  investments in which there is an excess of
  value over tax cost                                        $  568,125,221
Aggregate gross unrealized depreciation for all
  investments in which there is an excess of
  tax cost over value                                            (9,711,535)
                                                             --------------
                                                             $  558,413,686
                                                             ==============

-------------------------------------

* Nonincome-producing securities.
 ADR stands for American Depositary Receipt, representing ownership of foreign securities.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH INVESTMENT TRUST
---------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------------------
June 30, 1997 (Unaudited)

Assets
Investments, at value (Cost $1,127,648,768) (Note 1) ... $1,683,134,175
Cash ...................................................            660
Receivable for securities sold  ........................      8,157,079
Receivable for fund shares sold ........................      1,800,967
Dividends and interest receivable  .....................      1,552,590
Other assets  ..........................................         61,300
                                                         ---------------
                                                          1,694,706,771
Liabilities
Payable for securities purchased   .....................      9,650,200
Dividends payable   ....................................      1,525,600
Accrued management fee (Note 2) ........................      1,157,274
Payable for fund shares redeemed   .....................      1,046,701
Accrued transfer agent and shareholder services
  (Note 2) .............................................        485,485
Accrued distribution and service fees (Note 4) .........        451,010
Accrued trustees' fee (Note 2)  ........................         13,504
Other accrued expenses .................................        167,437
                                                         ---------------
                                                             14,497,211
                                                         ---------------
Net Assets                                               $1,680,209,560
                                                         ===============
Net Assets consist of:
 Undistributed net investment income  .................. $      608,144
 Unrealized appreciation of investments  ...............    555,485,407
 Accumulated net realized gain  ........................    103,444,470
 Shares of beneficial interest  ........................  1,020,671,539
                                                         ---------------
                                                         $1,680,209,560
                                                         ===============
Net Asset Value and redemption price per share of
  Class A shares ($305,127,406 [divided by] 28,363,432
  shares of beneficial interest)   .....................         $10.76
                                                                 ======
Maximum Offering Price per share of Class A shares
  ($10.76 [divided by] .955) ...........................         $11.27
                                                                 ======
Net Asset Value and offering price per share of
  Class B shares ($450,382,329 [divided by] 42,090,896
  shares of beneficial interest)*   ....................         $10.70
                                                                 ======
Net Asset Value, offering price and redemption price
  per share of Class C shares ($891,775,284 [divided by]
  82,593,171 shares of beneficial interest)    .........         $10.80
                                                                 ======
Net Asset Value and offering price per share of
  Class D shares ($32,924,541 [divided by] 3,068,178
  shares of beneficial interest)*   ....................         $10.73
                                                                 ======

-------------------------------------
* Redemption price per share for Class B and Class D is equal to net asset value less any applicable contingent deferred sales charge.


STATEMENT OF OPERATIONS
---------------------------------------------------------------------------
For the six months ended June 30, 1997 (Unaudited)

Investment Income
Dividends, net of foreign taxes of $277,758   .........     $ 12,404,591
Interest  .............................................          786,810
                                                           -------------
                                                              13,191,401
Expenses
Management fee (Note 2)  ..............................        2,202,364
Transfer agent and shareholder services (Note 2) ......          824,612
Service fee--Class A (Note 4)  ........................          319,986
Distribution and service fees--Class B (Note 4)  ......        1,850,728
Distribution and service fees--Class D (Note 4)  ......          141,551
Custodian fee   .......................................          124,385
Reports to shareholders  ..............................           75,183
Registration fees  ....................................           65,028
Trustees' fees (Note 2)  ..............................           14,319
Audit fee .............................................           14,053
Legal fees   ..........................................            3,071
Miscellaneous   .......................................           27,723
                                                           -------------
                                                               5,663,003
                                                           -------------
Net investment income    ..............................        7,528,398
                                                           -------------
Realized and Unrealized Gain on Investments
Net realized gain on investments (Notes 1 and 3)    ...      103,444,470
Net unrealized appreciation of investments    .........      152,830,353
                                                           -------------
Net gain on investments  ..............................      256,274,823
                                                           -------------
Net increase in net assets resulting from operations        $263,803,221
                                                           =============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH INVESTMENT TRUST
---------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------

                                 Six months ended
                                   June 30, 1997       Year ended
                                    (Unaudited)     December 31, 1996
                                 ------------------ ------------------
Increase (Decrease) in Net Assets
Operations:
Net investment income  .........  $     7,528,398    $    14,467,750
Net realized gain on
  investments    ...............      103,444,470        240,753,684
Net unrealized appreciation
  (depreciation) of
  investments    ...............      152,830,353        (18,848,278)
                                  ---------------    ---------------
Net increase resulting from
  operations  ..................      263,803,221        236,373,156
                                  ---------------    ---------------
Dividends from net
  investment income:
 Class A   .....................       (1,300,982)        (2,367,239)
 Class B   .....................         (580,445)        (1,492,489)
 Class C   .....................       (4,999,370)       (11,670,468)
 Class D   .....................          (39,457)          (139,420)
                                  ---------------    ---------------
                                       (6,920,254)       (15,669,616)
                                  ---------------    ---------------
Distribution from net realized
  gains:
 Class A   .....................              --         (38,241,853)
 Class B   .....................              --         (54,345,452)
 Class C   .....................              --        (144,043,972)
 Class D   .....................              --          (4,419,675)
                                  ---------------    ---------------
                                              --        (241,050,952)
                                  ---------------    ---------------
Distribution in excess of net
  realized gains:
 Class A   .....................              --            (151,663)
 Class B   .....................              --            (215,528)
 Class C   .....................              --            (571,263)
 Class D   .....................              --             (17,528)
                                  ---------------    ---------------
                                              --            (955,982)
                                  ---------------    ---------------
Net increase from fund share
  transactions (Note 5)   ......       77,406,518        292,610,905
                                  ---------------    ---------------
Total increase in net assets          334,289,485        271,307,511
Net Assets
Beginning of period    .........    1,345,920,075      1,074,612,564
                                  ---------------    ---------------
End of period (including
  undistributed net
  investment income of
  $608,144 and $0,
  respectively)  ...............  $ 1,680,209,560    $ 1,345,920,075
                                  ===============    ===============


NOTES TO UNAUDITED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
June 30, 1997


Note 1
State Street Research Investment Trust (the "Trust"), is a series of State Street Research Master Investment Trust (the "Master Trust"), which is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized in February, 1989 as a successor to State Street Investment Corporation, a Massachusetts corporation. The Trust is presently the only series of the Master Trust.

The investment objective of the Trust is to provide long-term growth of capital and, secondarily, long-term growth of income. In seeking to achieve its investment objective, the Trust invests primarily in common stocks, or securities convertible into common stocks, that have long-term growth potential.

The Trust offers four classes of shares. Class A shares are subject to an initial sales charge of up to 4.50% and pay a service fee equal to 0.25% of average daily net assets. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Class C shares are only offered to certain employee benefit plans and large institutions. No sales charge is imposed at the time of purchase or redemption of Class C shares. Class C shares do not pay any distribution or service fees. Class D shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class D shares also pay annual distribution and service fees of 1.00%. The Trust's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Trust in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. Investments in Securities
Values for listed securities represent the last sale on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at the closing price supplied through such system. In the absence of recorded sales and for those over-the-counter securities not quoted on the NASDAQ system, valuations are at the mean of the closing bid and asked quotations, except for securities that may be restricted as to public resale, which are valued in accordance with methods adopted by the Trustees. Security transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends declared but not received are accrued on the ex-dividend date. Interest income is determined on the accrual basis. Realized gains and losses from security transactions are reported on the basis of identified cost of securities delivered.


The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH INVESTMENT TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

B. Federal Income Taxes
No provision for Federal income taxes is necessary since the Trust has elected to qualify under Subchapter M of the Internal Revenue Code and its policy to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods. It is also the intention of the Trust to distribute an amount sufficient to avoid imposition of any Federal Excise Tax under Section 4982 of the Internal Revenue Code.

C. Dividends
Dividends from net investment income are declared and paid or reinvested quarterly. Net realized capital gains are distributed annually.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. The difference is due to the disposition of securities that have different bases for financial reporting and tax purposes.

D. Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Note 2
The Trust and State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), have entered into a contract under which the Adviser receives an annual fee equal to 0.50% of the average net assets up to and including $200,000,000, 0.375% of the average net assets in excess of $200,000,000 up to and including $300,000,000, 0.30% of the average net assets in excess of $300,000,000 up to and including $500,000,000, and 0.25% of the average net assets in excess of $500,000,000. In consideration of these fees, the Adviser furnishes the Trust with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended June 30, 1997, the fees pursuant to such agreement amounted to $2,202,364.

The shareholders of the Trust have approved an increase in the management fee paid to the Adviser. This increase will be phased in over a two year period. Effective August 18, 1997 and continuing for a period of one year, the management fee will be equal to 0.41% of average daily net assets on an annualized basis. Beginning on August 18, 1998 and continuing thereafter, the management fee will be equal to 0.55% annually on average net assets up to $500,000,000, 0.50% annually of the next $500,000,000 in average net assets, and 0.45% annually of average net assets in excess of $1,000,000,000.

State Street Research Shareholder Services, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Trust such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Trust. In addition, Metropolitan receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, employee benefit plans and similar programs or plans, through or under which shares of the Trust may be purchased. During the six months ended June 30, 1997 the amount of such shareholder servicing and account maintenance expenses was $226,105.

The fees of the Trustees not currently affiliated with the Adviser amounted to $14,319 during the six months ended June 30, 1997.

Note 3
For the six months ended June 30, 1997, exclusive of short-term investments and U.S. Government obligations, purchases and sales of securities aggregated $540,212,650 and $519,889,946, respectively.

Note 4
The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940, as amended. Under the Plan, the Trust pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B and Class D shares. In addition, the Trust pays annual distribution fees of 0.75% of average daily net assets for Class B and Class D shares. The Distributor uses such payments for personal services and/or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended June 30, 1997, fees pursuant to such plan amounted to $319,986, $1,850,728 and $141,551 for Class A, Class B and Class D shares, respectively.

The Trust has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of Metropolitan, earned initial sales charges aggregating $174,476 and $1,061,601, respectively, on sales of Class A shares of the Trust during the six months ended June 30, 1997, and that MetLife Securities, Inc. earned commissions aggregating $2,239,396 on sales of Class B shares, and that the Distributor collected contingent deferred sales charges of $292,222 and $9,803 on redemptions of Class B and Class D shares, respectively, during the same period.

STATE STREET RESEARCH INVESTMENT TRUST
--------------------------------------------------------------------------------
NOTES (cont'd)
--------------------------------------------------------------------------------

Note 5
The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share.
At June 30, 1997, the Adviser owned one share of each of Class A, Class B and Class D of the Trust.

Share transactions were as follows:

                                                           Six months ended
                                                            June 30, 1997                            Year ended
                                                             (Unaudited)                         December 31, 1996
                                                 ------------------------------------   ------------------------------------
Class A                                             Shares              Amount             Shares              Amount
----------------------------------------------   ----------------   -----------------   ----------------   -----------------
Shares sold  .................................       6,059,583       $  59,112,836          8,496,436       $   85,083,629
Issued upon reinvestment of:
 Distribution from net realized gains   ......              --                  --          4,105,073           37,233,009
 Dividends from net investment income   ......         131,242           1,300,229            238,083            2,245,230
Shares redeemed    ...........................      (2,498,802)        (24,169,557)        (2,981,620)         (29,917,407)
                                                  ------------       -------------       ------------       --------------
Net increase    ..............................       3,692,023       $  36,243,508          9,857,972       $   94,644,461
                                                  ============       =============       ============       ==============
Class B                                               Shares             Amount              Shares             Amount
---------------------------------------------    ------------        -------------      ------------        --------------
Shares sold  .................................       9,718,386       $  94,513,566         11,730,491       $  117,507,067
Issued upon reinvestment of:
 Distribution from net realized gains   ......              --                  --          5,847,959           52,807,070
 Dividends from net investment income   ......          51,607             507,847            153,378            1,415,675
Shares redeemed    ...........................      (2,651,156)        (25,782,472)        (2,861,202)         (28,467,433)
                                                  ------------       -------------       ------------       --------------
Net increase    ..............................       7,118,837       $  69,238,941         14,870,626       $  143,262,379
                                                  ============       =============       ============       ==============
Class C                                               Shares             Amount              Shares             Amount
---------------------------------------------    ------------        -------------      ------------        --------------
Shares sold  .................................         885,483       $   8,703,219          1,551,667       $   15,248,056
Issued upon reinvestment of:
 Distribution from net realized gains   ......              --                  --          8,570,372           78,065,167
 Dividends from net investment income   ......         202,752           2,017,426            468,693            4,537,303
Shares redeemed    ...........................      (4,216,354)        (41,143,833)        (5,305,991)         (52,618,228)
                                                  ------------       -------------       ------------       --------------
Net increase (decrease)  .....................      (3,128,119)      $ (30,423,188)         5,284,741       $   45,232,298
                                                  ============       =============       ============       ==============
Class D                                               Shares             Amount              Shares             Amount
---------------------------------------------    ------------        -------------      ------------        --------------
Shares sold  .................................         649,388       $   6,411,323            910,947       $    9,099,923
Issued upon reinvestment of:
 Distribution from net realized gains   ......              --                  --            466,008            4,217,370
 Dividends from net investment income   ......           3,943              37,136             13,599              126,917
Shares redeemed    ...........................        (419,054)         (4,101,202)          (397,252)          (3,972,443)
                                                  ------------       -------------       ------------       --------------
Net increase    ..............................         234,277       $   2,347,257            993,302       $    9,471,767
                                                  ============       =============       ============       ==============

STATE STREET RESEARCH INVESTMENT TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a share outstanding throughout each period:

                                                              Class A
                                        ---------------------------------------------------
                                                                   Year ended December 31
                                            Six months ended      -------------------------
                                             June 30, 1997
                                             (Unaudited)***         1996***      1995***
                                        ------------------------- ------------ ------------
Net asset value, beginning of period              $9.07               $9.16        $7.74
                                                 ------               -----        -----
Net investment income                              0.05                0.12         0.14
Net realized and unrealized gain
 (loss) on investments                             1.69                1.80         2.39
                                                 ------               -----        -----
   Total from investment operations                1.74                1.92         2.53
                                                 ------               -----        -----
Dividends from net investment income              (0.05)              (0.13)       (0.13)
Distributions from net realized gains                --               (1.87)       (0.98)
Distribution in excess of net
 realized gains                                      --               (0.01)          --
                                                 ------               -----        -----
   Total distributions                            (0.05)              (2.01)       (1.11)
                                                 ------               -----        -----
Net asset value, end of period                   $10.76               $9.07        $9.16
                                                 ======               =====        =====
Total return                                      19.21%++            21.03%+      32.85%+
Net assets at end of period (000s)             $305,127            $223,868     $135,676
Ratio of operating expenses to
 average net assets                                0.70%[dbldag]       0.75%        0.78%
Ratio of net investment income to
 average net assets                                1.10%[dbldag]       1.17%        1.54%
Portfolio turnover rate                           35.85%              73.51%       39.21%
Average commission rate@                        $0.0532             $0.0499           --



                                                                                                Class B
                                                                                 --------------------------------------
                                                                                                           Year ended
                                                                                                           December 31
                                                                                     Six months ended      ------------
                                                                                      June 30, 1997
                                            1994                1993*                 (Unaudited)***         1996***
                                        -------------- ------------------------- ------------------------- ------------
Net asset value, beginning of period         $8.69               $8.75                    $ 9.03               $9.13
                                             -----               -----                    ------               -----
Net investment income                         0.11                0.10                      0.02                0.04
Net realized and unrealized gain
 (loss) on investments                       (0.44)               0.81                      1.67                1.80
                                             -----               -----                    ------               -----
   Total from investment operations          (0.33)               0.91                      1.69                1.84
                                             -----               -----                    ------               -----
Dividends from net investment income         (0.12)              (0.13)                    (0.02)              (0.06)
Distributions from net realized gains        (0.50)              (0.84)                       --               (1.87)
Distribution in excess of net
 realized gains                                 --                  --                        --               (0.01)
                                             -----               -----                    ------               -----
   Total distributions                       (0.62)              (0.97)                    (0.02)              (1.94)
                                             -----               -----                    ------               -----
Net asset value, end of period               $7.74               $8.69                    $10.70               $9.03
                                             =====               =====                    ======               =====
Total return                                 (3.84)%+            10.53%++                  18.66%++            20.15%+
Net assets at end of period (000s)         $92,137             $75,259                  $450,382            $315,766
Ratio of operating expenses to
 average net assets                           0.89%               0.75%[dbldag]             1.45%[dbldag]       1.50%
Ratio of net investment income to
 average net assets                           1.26%               1.27%[dbldag]             0.35%[dbldag]       0.41%
Portfolio turnover rate                      33.08%              43.57%                    35.85%              73.51%
Average commission rate@                        --                  --                   $0.0532             $0.0499


                                                 Year ended December 31
                                        ----------------------------------------
                                          1995***        1994           1993**
                                        ------------ -------------- ------------
Net asset value, beginning of period        $7.72         $8.66         $9.15
                                            -----         -----         -----
Net investment income                        0.07          0.06          0.06
Net realized and unrealized gain
 (loss) on investments                       2.38         (0.44)         0.39
                                            -----         -----         -----
   Total from investment operations          2.45         (0.38)         0.45
                                            -----         -----         -----
Dividends from net investment income        (0.06)        (0.06)        (0.10)
Distributions from net realized gains       (0.98)        (0.50)        (0.84)
Distribution in excess of net
 realized gains                                --            --            --
                                            -----         -----         -----
   Total distributions                      (1.04)        (0.56)        (0.94)
                                            -----         -----         -----
Net asset value, end of period              $9.13         $7.72         $8.66
                                            =====         =====         =====
Total return                                31.86%+       (4.43)%+        4.95%++
Net assets at end of period (000s)       $183,446      $113,301        $73,110
Ratio of operating expenses to
 average net assets                          1.53%         1.64%          1.51%[dbldag]
Ratio of net investment income to
 average net assets                          0.79%         0.51%          0.48%[dbldag]
Portfolio turnover rate                     39.21%        33.08%         43.57%
Average commission rate@                       --            --            --

                                                              Class C
                                        ---------------------------------------------------
                                                                   Year ended December 31
                                            Six months ended      -------------------------
                                             June 30, 1997
                                             (Unaudited)***         1996***      1995***
                                        ------------------------- ------------ ------------
Net asset value, beginning of period            $ 9.11                 $9.18        $7.76
                                                ------                 -----        -----
Net investment income                             0.06                  0.14         0.16
Net realized and unrealized
 gain (loss) on investments                       1.69                  1.82         2.39
                                                ------                 -----        -----
   Total from investment operations               1.75                  1.96         2.55
                                                ------                 -----        -----
Dividends from net investment income             (0.06)                (0.15)       (0.15)
Distributions from net realized gains               --                 (1.87)       (0.98)
Distribution in excess of net
 realized gains                                     --                 (0.01)          --
                                                ------                 -----        -----
   Total distributions                           (0.06)                (2.03)       (1.13)
                                                ------                 -----        -----
Net asset value, end of period                  $10.80                 $9.11        $9.18
                                                ======                 =====        =====
Total return                                     19.27%++              21.48%+      33.07%+
Net assets at end of period (000s)            $891,775              $780,627     $738,649
Ratio of operating expenses to
 average net assets                               0.45%[dbldag]         0.50%        0.54%
Ratio of net investment income
 to average net assets                            1.32%[dbldag]         1.44%        1.81%
Portfolio turnover rate                          35.85%                73.51%       39.21%
Average commission rate@                       $0.0532               $0.0499           --



                                                                                                    Class D
                                                                                     --------------------------------------
                                                                                                                Year ended
                                                                                                                December 31
                                                                                         Six months ended      ------------
                                                                                          June 30, 1997
                                            1994           1993           1992            (Unaudited)***         1996***
                                        -------------- -------------- -------------- ------------------------- ------------
Net asset value, beginning of period          $8.70          $8.80          $9.04                 $ 9.05           $9.15
                                              -----          -----          -----                 ------           -----
Net investment income                          0.13           0.15           0.16                   0.02            0.04
Net realized and unrealized
 gain (loss) on investments                   (0.43)          0.74           0.40                   1.67            1.79
                                              -----          -----          -----                 ------           -----
   Total from investment operations           (0.30)          0.89           0.56                   1.69            1.83
                                              -----          -----          -----                 ------           -----
Dividends from net investment income          (0.14)         (0.15)         (0.16)                 (0.01)          (0.05)
Distributions from net realized gains         (0.50)         (0.84)         (0.64)                    --           (1.87)
Distribution in excess of net
 realized gains                                  --             --             --                     --           (0.01)
                                              -----          -----          -----                 ------           -----
   Total distributions                        (0.64)         (0.99)         (0.80)                 (0.01)          (1.93)
                                              -----          -----          -----                 ------           -----
Net asset value, end of period                $7.76          $8.70          $8.80                 $10.73           $9.05
                                              =====          =====          =====                 ======           =====
Total return                                  (3.47)%+       10.20%+         6.28%+                18.72%++        20.09%+
Net assets at end of period (000s)         $627,551       $729,536       $726,671                $32,925         $25,658
Ratio of operating expenses to
 average net assets                            0.65%          0.49%          0.51%                  1.45%[dbldag]   1.50%
Ratio of net investment income
 to average net assets                         1.54%          1.63%          1.92%                  0.34%[dbldag]   0.42%
Portfolio turnover rate                       33.08%         43.57%         23.99%                 35.85%          73.51%
Average commission rate@                         --             --             --                $0.0532         $0.0499


                                                    Year ended December 31
                                        ------------------------------------------
                                          1995***        1994           1993**
                                        ------------ -------------- --------------
Net asset value, beginning of period        $7.74          $8.68             $9.15
                                            -----          -----             -----
Net investment income                        0.07           0.05              0.06
Net realized and unrealized
 gain (loss) on investments                  2.38          (0.43)             0.40
                                            -----          -----             -----
   Total from investment operations          2.45          (0.38)             0.46
                                            -----          -----             -----
Dividends from net investment income        (0.06)         (0.06)            (0.09)
Distributions from net realized gains       (0.98)         (0.50)            (0.84)
Distribution in excess of net
 realized gains                                --             --                --
                                            -----          -----             -----
   Total distributions                      (1.04)         (0.56)            (0.93)
                                            -----          -----             -----
Net asset value, end of period              $9.15          $7.74             $8.68
                                            =====          =====             =====
Total return                                31.75%+        (4.45)%+           5.10%++
Net assets at end of period (000s)        $16,841        $11,707            $9,729
Ratio of operating expenses to
 average net assets                          1.53%          1.64%             1.51%[dbldag]
Ratio of net investment income
 to average net assets                       0.79%          0.51%             0.51%[dbldag]
Portfolio turnover rate                     39.21%         33.08%            43.57%
Average commission rate@                       --             --                --

--------------------------------------------------------------------------------
[dbldag]  Annualized

* February 17, 1993 (commencement of share class designations) to December 31, 1993.
** March 15, 1993 (commencement of share class designations) to December 31,
1993.
*** Per-share figures have been calculated using the average shares method.
+ Total return figures do not reflect any front-end or contingent deferred sales charges.
++ Represents aggregate return for the period without annualization and does not reflect any front-end or contingent deferred sales charges.
@ Average commission rate per share paid for security trades beginning with the fiscal year ended December 31, 1996.

STATE STREET RESEARCH INVESTMENT TRUST
--------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH MASTER INVESTMENT TRUST
--------------------------------------------------------------------------------

Fund Information

State Street Research
Investment Trust
One Financial Center
Boston, MA 02111

Investment Adviser
State Street Research &
Management Company
One Financial Center
Boston, MA 02111

Distributor
State Street Research
Investment Services, Inc.
One Financial Center
Boston, MA 02111

Shareholder Services
State Street Research
Shareholder Services
P.O. Box 8408
Boston, MA 02266-8408
1-800-562-0032

Custodian
State Street Bank and
Trust Company
225 Franklin Street
Boston, MA 02110

Legal Counsel
Mintz, Levin, Cohn, Ferris,
Glovsky and Popeo, P.C.
One Financial Center
Boston, MA 02111

Officers

Ralph F. Verni
Chairman of the Board,
President and
Chief Executive Officer

Peter C. Bennett
Vice President

Dudley F. Wade
Vice President

James M. Weiss
Vice President

John T. Wilson
Vice President

Gerard P. Maus
Treasurer

Joseph W. Canavan
Assistant Treasurer

Douglas A. Romich
Assistant Treasurer

Francis J. McNamara, III
Secretary and General Counsel

Darman A. Wing
Assistant Secretary and
Assistant General Counsel

Amy L. Simmons
Assistant Secretary

Trustees

Ralph F. Verni
Chairman of the Board,
President, Chief Executive
Officer and Director,
State Street Research &
Management Company

Steve A. Garban
Retired; formerly Senior Vice
President for Finance and
Operations and Treasurer, The
Pennsylvania State University

Malcolm T. Hopkins
Former Vice Chairman of the
Board and Chief Financial
Officer, St. Regis Corp.

Edward M. Lamont
Formerly in banking
(Morgan Guaranty Trust
Company of New York);
presently engaged in private
investments and civic affairs

Robert A. Lawrence
Associate, Saltonstall & Co.

Dean O. Morton
Retired; formerly Executive
Vice President, Chief
Operating Officer and Director,
Hewlett-Packard Company

Thomas L. Phillips
Retired; formerly Chairman of
the Board and Chief Executive
Officer, Raytheon Company

Toby Rosenblatt
President,
The Glen Ellen Company
Vice President,
Founders Investments Ltd.

Michael S. Scott Morton
Jay W. Forrester Professor of
Management, Sloan School of
Management, Massachusetts Institute of Technology

Jeptha H. Wade
Retired; formerly Of Counsel, Choate, Hall & Stewart

State Street Research Investment Trust
One Financial Center
Boston, MA 02111


Bulk Rate
U.S. Postage
PAID
Randolph, MA
Permit No. 600


Questions? Comments?
Call us at 1-800-562-0032,
or write us at:
        State Street Research
        Shareholder Services
        P.O. Box 8408
        Boston, MA 02266-8408

[State Street Research Logo]


This report is prepared for the general information of current shareholders. When used in the general solicitation of investors, this report must be accompanied or preceded by a current State Street Research Investment Trust prospectus. When used after September 30, 1997, this report must be accompanied by a current Quarterly Performance Update.
Portfolio changes should not be considered recommendations for action by individual investors.
The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

CONTROL NUMBER:  4101-970820(0998)SSR-LD                         IT-751D-897IBS